Long-term debt (Tables)	9 Months Ended
Sep. 30, 2020
Statement [LineItems]
Schedule of Long-term Debt

	As at
	September 30, 2020	December 31, 2019
Bankers’ acceptances and prime rate loans	$395	$399
Senior secured notes – 2008 Notes
6.40%, US$4 million, maturing November 30, 2021	5	5
Senior secured notes – 2010 Q1 Notes
5.85%, US$10 million, maturing November 30, 2021	13	13
Senior secured notes – 2010 Q4 Notes
4.88%, US$13 million, maturing November 30, 2021	18	17
4.98%, US$6 million, maturing November 30, 2021	8	8
5.23%, US$2 million, maturing November 30, 2021	3	3
Senior secured notes – 2011 Q4 Notes
4.79%, US$12 million, maturing November 30, 2021	16	16

Total long-term debt	$458	$461

Current portion	$—	$434
Long-term portion	$458	$27

Additional information on Obsidian Energy’s senior secured notes was as follows:

	As at
	September 30, 2020	December 31, 2019
Weighted average remaining life (years)	1.2	1.5
Weighted average interest rate	5.2%	5.7%

Detailed Information About In Financing Expense
Financing expense consists of the following:

	Three months ended September 30		Nine months ended September 30
	2020	2019	2020	2019
Interest on long-term-debt	$5	$8	$19	$22
Advisor fees	2	2	8	3
Unwinding discount on lease liabilities	—	2	1	6

Financing	$7	$12	$28	$31

Realized and Unrealized Gain (Loss) on Foreign Exchange	The split between realized and unrealized foreign exchange is as follows:

	Three months ended September 30		Nine months ended September 30
	2020	2019	2020	2019
Realized foreign exchange loss	$—	$—	$—	$3
Unrealized foreign exchange loss (gain)	(2)	1	1	(5)

Foreign exchange loss (gain)	$(2)	$1	$1	$(2)